Impairment of goodwill and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing	Goodwill acquired through business combinations has been allocated to CGUs for impairment testing as follows (before impairment write-downs):

		Goodwill
Cash generating units	Segment	December 31, 2021	December 31, 2020
Yakutugol	Mining	6,935	10,259
KPSC	Power	1,026	1,026
Port Posiet	Mining	756	756
CMP	Steel	683	679
SKCC	Mining	143	143
Port Temryuk	Mining	69	69

Total		9,612	12,932

Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period	Inflation and discount rates, range of discount rates, estimated for each year for the forecasted period, were as follows:

	Forecast period, years
As of December 31, 2020	2021	2022	2023	2024	2025
Inflation rate in Russia	4.4%	3.7%	3.8%	3.8%	3.8%
Inflation rate in European countries	3.0%	2.9%	2.8%	2.8%	2.8%
Pre-tax discount rate, %	10.4%-17.1%	10.4%-17.1%	10.4%-17.1%	10.4%-17.1%	10.4%-17.1%

As of December 31, 2021	2022	2023	2024	2025	2026
Inflation rate in Russia	6.6%	3.5%	4.6%	4.2%	3.3%
Inflation rate in European countries	4.2%	2.8%	2.9%	2.9%	2.8%
Pre-tax discount rate, %	12.3%-23.2%	12.3%-23.2%	12.3%-23.2%	12.3%-23.2%	12.3%-23.2%

Summary of Assumptions On Prices In Respect Of Products Sold In Cash Generating Unit	For the forecasted period from 2022 to 2026, the Group used the following key assumptions on prices for products sold in assessing the recoverable amount of the tested cash generating units:

Cash generating units	Segment	Product, measurement unit	Range of sales prices, FCA

CMP	Steel	Rails (Rub, thousand/tn)	34–40

Cash generating units	Segment	Product, measurement unit	Range of sales prices, FCA
CMP	Steel	Rebar (Rub, thousand/tn)	29–34
CMP	Steel	Billets (Rub, thousand/tn)	27–31
USP	Steel	Stampings (Rub, thousand/tn)	113–131
KMP	Mining	Iron ore (Rub, thousand/tn)	4.5–5.3
Yakutugol	Mining	Coking coal (Rub, thousand/tn)	4.3–6.2
Yakutugol	Mining	Steam coal (Rub, thousand/tn)	3.4–5.5
SKCC	Mining	Coking coal (Rub, thousand/tn)	5.7–7.8
SKCC	Mining	Anthracite (Rub, thousand/tn)	5.0–7.6
SKCC	Mining	Steam coal (Rub, thousand/tn)	2.3–4.2
BFP	Steel	Ferrosilicon (Rub, thousand/tn)	70–87
KPSC	Power	Electricity (Rub, thousand/kWh)	2.7–3.2

Summary of Carrying Value of Individual Items of Assets
According to the identified indicators for impairment of goodwill, an impairment loss as of December 31, 2020 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2020
Yakutugol	3,324

Total	3,324

According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2019 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2019
Yakutugol	3,139

Total	3,139

Non-current assets [member]
Statement [LineItems]
Summary of Carrying Value of Individual Items of Assets
According to the results of the impairment analysis, impairment loss of non-current
assets was identified for the following CGUs as of December 31, 2021:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2021
SKPP	2,152
KMP	1,391
Other	613

Total	4,156

According to the results of the impairment analysis, a reversal of previously recognised impairment loss of non-current
assets was recorded for the following CGU as of December 31, 2021:

Cash generating units	Gain from reversal of previously recognised impairment loss on non-current assets at December 31, 2021
BFP	1,257

Total	1,257

According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31,
2020:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2020

KMP	505
Other	68

Total	573

According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31,
2019:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2019

BFP	727
KMP	549

Total	1,276

According to the results of the impairment analysis, reversal of previously recognised impairment loss of non-current
assets was identified for the following CGUs as of December 31,
2019:

Cash generating units	Gain from reversal of previously recognised impairment loss on non-current assets at December 31, 2019

Izhstal	2,611

Total	2,611